Goodwill (Changes In Carrying Amount Of Goodwill) (Detail) (USD $)	3 Months Ended				12 Months Ended
	Sep. 25, 2013		Sep. 26, 2012		Jun. 25, 2014		Jun. 26, 2013
Goodwill [Roll Forward]
Goodwill, Beginning balance	$ 204,937,000		$ 188,438,000		$ 204,937,000		$ 188,438,000
Accumulated impairment losses, Beginning balance	(62,834,000)	[1]	(62,834,000)	[1]	(62,834,000)	[1]	(62,834,000)	[1]
Goodwill, Net, Beginning balance	142,103,000		125,604,000		142,103,000		125,604,000
Additions					0	[2]	16,499,000	[2]
Adjustments	(8,387,000)	[3]	0	[3]
Foreign currency translation adjustment	(282,000)		0
Goodwill, Ending balance					196,268,000		204,937,000
Accumulated impairment losses, Ending balance					(62,834,000)		(62,834,000)	[1]
Goodwill, Net, Ending balance					133,434,000		142,103,000
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Other Assets	8,900,000
Finite-lived Intangible Assets Acquired	$ 8,900,000

[1]	(a)The impairment losses recorded in prior years are related to restaurant brands that we no longer own.
[2]	(b)Additions for the prior year reflect the preliminary goodwill acquired as a result of the Canada acquisition.
[3]	(c)The valuation of the reacquired franchise rights associated with the Canada acquisition was finalized during fiscal 2014 and a fair value of approximately $8.9 million was assigned to the intangible asset. There was no value assigned to these rights in the preliminary purchase price allocation presented at June 26, 2013. Intangibles was increased by approximately $8.9 million with a corresponding decrease to goodwill